PENSION, POST-RETIREMENT AND OTHER LONG-TERM EMPLOYEE BENEFITS (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of employee benefits [Abstract]
Schedule of reconciliation of defined benefit obligations and plan assets
A reconciliation of the defined benefit obligations and plan assets is presented in the table below for the years ended:

	Pension Plans		Other plans
	December 31, 2017	December 31, 2016	December 31, 2017	December 31, 2016
	$	$	$	$
Defined benefit obligations
Balance, beginning of year	79,821	76,172	2,867	3,365
Additions through business acquisitions	—	57	—	—
Current service cost	1,076	1,176	46	22
Interest cost	3,096	3,139	111	143
Benefits paid	(3,406)	(3,260)	(246)	(14)
Actuarial gains from demographic assumptions	(1,052)	(1,131)	(565)	(21)
Actuarial losses from financial assumptions	3,989	1,901	133	141
Experience losses (gains)	2,077	1,383	707	(835)
Foreign exchange rate adjustment	861	384	99	66
Balance, end of year	86,462	79,821	3,152	2,867
Fair value of plan assets
Balance, beginning of year	51,856	50,245	—	—
Interest income	2,025	1,965	—	—
Return on plan assets (excluding amounts included in net interest expense)	5,591	1,705	—	—
Contributions by the employer	3,956	1,357	—	—
Benefits paid	(3,406)	(3,260)	—	—
Administration expenses	(507)	(487)	—	—
Foreign exchange rate adjustment	801	331	—	—
Balance, end of year	60,316	51,856	—	—
Funded status – deficit	26,146	27,965	3,152	2,867

The defined benefit obligations and fair value of plan assets broken down by geographical locations is as follows for the years ended:

	December 31, 2017
	US	Canada	Total
	$	$	$
Defined benefit obligations	72,643	16,971	89,614
Fair value of plan assets	(46,835)	(13,481)	(60,316)
Deficit in plans	25,808	3,490	29,298

	December 31, 2016
	US	Canada	Total
	$	$	$
Defined benefit obligations	68,584	14,104	82,688
Fair value of plan assets	(40,521)	(11,335)	(51,856)
Deficit in plans	28,063	2,769	30,832

Schedule of funded status of defined benefit plans
The defined benefit obligations for pension plans broken down by funding status are as follows for the years ended:

	December 31, 2017	December 31, 2016
	$	$
Wholly unfunded	11,195	11,050
Wholly funded or partially funded	75,267	68,771
Total obligations	86,462	79,821

Schedule of reconciliation of pension and other post-retirement benefits recognized in Balance Sheets
A reconciliation of pension and other post-retirement benefits recognized in the consolidated balance sheets is as follows for the years ended:

	December 31, 2017	December 31, 2016
	$	$
Pension Plans
Present value of the defined benefit obligation	86,462	79,821
Fair value of the plan assets	60,316	51,856
Deficit in plans	26,146	27,965
Liabilities recognized	26,146	27,965
Other plans
Present value of the defined benefit obligation and deficit in the plans	3,152	2,867
Liabilities recognized	3,152	2,867
Total plans
Total pension and other post-retirement benefits recognized in balance sheets	29,298	30,832

Schedule of composition of plan assets based on fair value
The composition of plan assets based on the fair value was as follows for the years ended:

	December 31, 2017	December 31, 2016
	$	$
Asset category
Cash	1,308	1,230
Equity instruments	33,559	29,645
Fixed income instruments	23,514	19,180
Real estate investment trusts	1,935	1,801
Total	60,316	51,856

Schedule of defined benefit expenses recognized in Consolidated Earnings
The following tables present the defined benefit expenses recognized in consolidated earnings for each of the years in the three-year period ended December 31, 2017:

	Pension Plans			Other plans
	2017	2016	2015	2017	2016	2015
	$	$	$	$	$	$
Current service cost	1,076	1,176	1,208	46	22	22
Administration expenses	507	487	307	—	—	—
Net interest expense	1,071	1,174	1,087	111	143	126
Net costs recognized in the statement of consolidated earnings	2,654	2,837	2,602	157	165	148

	Total Plans
	2017	2016	2015
	$	$	$
Current service cost	1,122	1,198	1,230
Administration expenses	507	487	307
Net interest expense	1,182	1,317	1,213
Net costs recognized in the statement of consolidated earnings	2,811	3,002	2,750

Schedule of defined benefit plan liability remeasurement recognized in OCI
The table below presents the defined benefit liability remeasurement recognized in OCI for each of the years in the three-year period ended December 31, 2017:

	Pension Plans			Other plans
	2017	2016	2015	2017	2016	2015
	$	$	$	$	$	$
Actuarial gains from demographic assumptions	1,052	1,131	1,332	565	21	30
Actuarial (losses) gains from financial assumptions	(3,989)	(1,901)	2,652	(133)	(141)	31
Experience (losses) gains	(2,077)	(1,383)	(15)	(707)	835	(22)
Return on plan assets (excluding amounts included in net interest expense)	5,591	1,705	(1,458)	—	—	—
Total amounts recognized in OCI	577	(448)	2,511	(275)	715	39

Schedule of significant weighted average assumptions
The significant weighted average assumptions which were used to measure defined benefit obligations are as follows for the years ended:

	US plans		Canadian plans
	12/31/2017	12/31/2016	12/31/2017	12/31/2016
Discount rate
Pension plans (End of the Year) (1)	3.56%	3.88%	3.50%	4.00%
Pension plans (Current Service Cost) (2)	4.01%	3.98%	4.15%	4.25%
Other plans (End of the Year) (1)	3.10%	3.47%	3.50%	4.00%
Other plans (Current Service Cost) (2)	3.67%	3.28%	4.15%	4.25%
Life expectancy at age 65 (in years) (3)
Current pensioner - Male	20	20	22	22
Current pensioner - Female	22	22	24	24
Current member aged 45 - Male	21	21	23	23
Current member aged 45 - Female	24	24	25	25

(1)	Represents the discount rate used to calculate the accrued benefit obligation at the end of the year and applied to other components such as interest cost.

(2)
Represents the discount rate used to calculate annual service cost. Beginning in 2017, the current service cost is calculated using a separate discount rate to reflect the longer duration of future benefit payments associated with the additional year of service to be earned by the plan's active participants. Previously, the current service cost was calculated using the same discount rate used to measure the defined benefit obligation for both active and retired participants.

(3)	Utilizes mortality tables issued by the Society of Actuaries and the Canadian Institute of Actuaries.

Schedule of sensitivity analysis for actuarial assumptions
The sensitivity analysis below has been determined based on reasonably possible changes in the assumptions, in isolation from one another, occurring at the end of the reporting period. This analysis may not be representative of the actual change in the defined benefit obligation as it is unlikely that the change in the assumptions would occur in isolation from one another as some of the assumptions may be correlated. An increase or decrease of 1% in the discount rate or an increase or decrease of one year in mortality rate would result in the following increase (decrease) in the defined benefit obligation:

	12/31/2017	12/31/2016
	$	$
Discount rate
Increase of 1%	(10,988)	(10,085)
Decrease of 1%	13,666	12,535
Mortality rate
Life expectancy increased by one year	2,856	2,672
Life expectancy decreased by one year	(2,892)	(2,688)